ADDITIONAL INFORMATION OF EXPENSES BY NATURE - Summary of Profit Sharing Bonus to Employees and Compensation to Directors (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Profit sharing bonus to employees	$ 103,073.0	$ 70,296.3	$ 50,090.5
Compensation to directors	$ 156.3	$ 359.0	$ 552.0